CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash dividends & Non-cash dividends (Details) $ in Millions	1 Months Ended				12 Months Ended
	May 31, 2024 ARS ($)	May 31, 2021 ARS ($)	May 31, 2020 ARS ($)	Apr. 30, 2020 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2024 USD ($)	Nov. 11, 2024 ARS ($)	Jun. 30, 2024 ARS ($)	Dec. 31, 2023 USD ($)	May 03, 2023 ARS ($)	Dec. 31, 2022 USD ($)	Jun. 02, 2022 ARS ($)	Apr. 30, 2022 ARS ($)	Apr. 30, 2021 ARS ($)
Cash dividends
Dividends payables										$ 681
Dividends collected					$ 1,236	$ 3,198	$ 5,086
Non cash assets dividends					115,725	47,701	31,634
2030 Global Bonds
Cash dividends
Nominal value of bonds								$ 145,602,795			$ 411,214,954		$ 411,145,986
2035 Global Bonds
Cash dividends
Nominal value of bonds													$ 103,854,014
Inflation Restatement [Member]
Cash dividends
Dividends payables					11,714					$ 1,006
Amount paid in current currency					11,714	10,677	10,165
Dividends received					1,236	3,268	5,373
Non cash assets dividends					144,962	277,404	374,325		$ 144,962			$ 277,404		$ 374,325
Ver T.V
Cash dividends
Dividends received					281	130	104
Dividends collected					493	813	1,612
Ver T.V | Inflation Restatement [Member]
Cash dividends
Dividends received					493	883	1,612
Ver T.V 1
Cash dividends
Dividends received					70	217
Dividends collected					104	722
Ver T.V 1 | Inflation Restatement [Member]
Cash dividends
Dividends received					104	722
Teledifusora San Miguel Arcngel S.A.
Cash dividends
Dividends received					10	101	28
Dividends collected					17	521	434
Teledifusora San Miguel Arcngel S.A. | Inflation Restatement [Member]
Cash dividends
Dividends received					17	521	434
La Capital Cable S.A.
Cash dividends
Dividends received					400	200	343
Dividends collected					622	1,142	3,040
La Capital Cable S.A. | Inflation Restatement [Member]
Cash dividends
Dividends received					622	$ 1,142	$ 3,327
Nucleo
Cash dividends
Dividends payables	$ 842			$ 804											$ 6,468
Nucleo | Currency of transaction date one
Cash dividends
Dividends payables																$ 2,326
Nucleo | Inflation Restatement [Member]
Cash dividends
Dividends payables	1,304														$ 10,410
Amount paid in current currency	$ 1,304	$ 10,677	$ 10,165	$ 10,510	$ 10,410
Nucleo | Current currency one
Cash dividends
Dividends payables																$ 10,677